Impairments - Impairment Charges by Segment Before Tax (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Asset Impairment Charges	$ 321	$ 81	$ 469
Alaska [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Asset Impairment Charges	2	6
Lower 48 and Latin America [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Asset Impairment Charges	71	19	56
Canada [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Asset Impairment Charges	253	13	296
Europe [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Asset Impairment Charges	(37)	43	104
Asia Pacific and Middle East [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Asset Impairment Charges			12
Corporate [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Asset Impairment Charges	$ 32		$ 1